RELATED PARTIES (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Related Party [Abstract]
Consulting fees, payroll, director fees, bonus and other short-term benefits	$ 1,643	$ 2,707
Share-based payments	1,324	1,171
Key management personnel compensation	$ 2,917	$ 3,828